Pension schemes - Summary of fair value of scheme asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets
Equities	£ 312	£ 421
Liability matching assets	2,549	2,500
Property funds and ground leases	100	172
Direct lending and multi-asset credit funds	300	333
Cash and cash equivalents	110	110
Other	7	8
Total	3,378	3,544
With quoted prices in active market
Disclosure of fair value of plan assets
Liability matching assets	2,219	2,049
Cash and cash equivalents	59	44
United Kingdom
Disclosure of fair value of plan assets
Equities	311	419
Liability matching assets	1,929	1,716
Property funds and ground leases	100	172
Direct lending and multi-asset credit funds	300	333
Cash and cash equivalents	101	96
Other	7	8
Total	2,748	2,744
Asset backed securities	519	481
Other credit assets	507	487
Government bonds	2,101	1,881
Forward foreign currency exchange contracts	4	(2)
Interest rate swaps	2	0
Short-term sale and repurchase agreements	(1,205)	(1,131)
United States
Disclosure of fair value of plan assets
Equities	1	2
Liability matching assets	620	784
Cash and cash equivalents	9	14
Total	£ 630	£ 800